PROPERTY, PLANT & EQUIPMENT	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT & EQUIPMENT [Text Block]

15. PROPERTY, PLANT & EQUIPMENT

Cost	Property acquisition costs	Mineral properties	Plant and equipment	Construction in progress	Total
At January 1, 2019	99,872	385,504	719,211	188	1,204,775
Additions (Note 14)	16,240	34,750	28,565	9,514	89,069
Changes in rehabilitation cost asset	—	(31,695)	—	—	(31,695)
Disposals	—	—	(6,978)	—	(6,978)
Foreign exchange translation	(4,468)	(1,155)	(2,205)	—	(7,828)
Transfers between categories	—	—	9,702	(9,702)	—
At December 31, 2019	111,644	387,404	748,295	—	1,247,343
Additions (Note 14)	—	44,454	22,351	12,660	79,465
Changes in rehabilitation cost asset	—	12,906	—	—	12,906
Disposals	—	—	(7,023)	—	(7,023)
Foreign exchange translation	(1,749)	(693)	(1,029)		(3,471)
Transfers between categories	—	—	7,334	(7,334)	—
At December 31, 2020	109,895	444,071	769,928	5,326	1,329,220

Accumulated depreciation
At January 1, 2019	—	160,849	222,639	—	383,488
Depletion and amortization	—	70,265	40,501	—	110,766
Disposals	—	—	(4,917)	—	(4,917)
At December 31, 2019	—	231,114	258,223	—	489,337
Depletion and amortization	—	59,540	43,929	—	103,469
Disposals	—	—	(6,205)	—	(6,205)
At December 31, 2020	—	290,654	295,947	—	586,601

Net book value
At December 31, 2019	111,644	156,290	490,072	—	758,006
At December 31, 2020	109,895	153,417	473,981	5,326	742,619

Net book value	Gibraltar Mines (75%)	Florence Copper	Yellowhead	Aley	Other	Total
At December 31, 2019	539,747	188,512	16,240	12,766	741	758,006
Net additions	55,355	18,091	2,409	1,095	1,697	78,647
Changes in rehabilitation cost asset (Note 20)	12,906	—	—	—	—	12,906
Depletion and amortization	(103,013)	(53)	—	—	(403)	(103,469)
Foreign exchange translation	—	(3,471)	—	—	—	(3,471)
At December 31, 2020	504,995	203,079	18,649	13,861	2,035	742,619

During 2020, the Company capitalized stripping costs of $30,918 (2019: $25,705) and incurred other capital expenditures for Gibraltar of $23,057 (2019: $20,359). Non-cash additions to property, plant and equipment include $4,569 (2019: $2,847) of depreciation on mining assets related to capitalized stripping. The Company capitalized development costs of $18,059 (2019: $15,956) for the Florence Copper project. Since its acquisition of the Florence Copper project in November 2014, the Company has incurred and capitalized a total of $106 million in project development and other costs, including capitalized interest.

Since January 1, 2020 development costs for Yellowhead of $2,409 have been capitalized as mineral property, plant and equipment.

Depreciation related to the right of use assets for the year ended December 31, 2020 was $4,270 (2019: $4,217).